Expense Example - Class K - BlackRock Pennsylvania Municipal Bond Fund - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	$ 992